Other Components of Equity - Summary of Movement of Available-for-sale Investments Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Balance at the beginning		₨ 558,067.4	₨ 913,521.0	₨ 538,842.2
Net change in share of available-for-sale investments reserves – equity accounted investees (net)	$ 13.6	1,026.1	(586.1)	4,044.2
Balance at the end	$ 7,903.7	₨ 598,034.7	558,067.4	913,521.0
Available-for-sale investments [Member]
Balance at the beginning			1,422.1	1,062.8
Effect of transition to IFRS 9			₨ (1,422.1)
Gain/(loss) arising on revaluation of available-for-sale investments (net)				565.8
Income tax relating to gain/loss arising on revaluation of available-for-sale investments (net), where applicable				(16.2)
Cumulative (gain)/loss reclassified to profit or loss on available-for-sale investments (net)				(169.2)
Income tax relating to cumulative gain/loss reclassified to profit or loss on available-for-sale investments (net), where applicable				45.2
Net change in share of available-for-sale investments reserves – equity accounted investees (net)				(66.3)
Balance at the end				₨ 1,422.1